Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents, at Carrying Value	$ 0	$ 0	$ 0
Marketing and Advertising Expense		$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Allocated Share-based Compensation Expense	$ 0